Cash and due from banks at amortized cost (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents :
Cash	₩ 2,296,962	₩ 2,173,550
Due from banks at amortized cost :
Allowance for credit losses	(21,342)	(21,139)
Cash and Due from banks at amortized cost, total	40,525,712	34,629,251
Denominated in Korean won
Due from banks at amortized cost :
Reserve deposits	11,594,266	10,909,697
Time deposits	2,198,645	1,450,123
Certificate of deposit	0	14,446
Other	3,365,689	3,042,525
Due From Banks At Amortized Cost, Total	17,158,600	15,416,791
Denominated in foreign currency
Due from banks at amortized cost :
Deposits	14,934,942	12,117,199
Time deposits	3,956,971	3,000,279
Other	2,199,579	1,942,571
Due From Banks At Amortized Cost, Total	₩ 21,091,492	₩ 17,060,049